Revenue from Contracts with Customers	12 Months Ended
Sep. 30, 2025
Revenue [abstract]
Revenue from Contracts with Customers
22.
REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Year ended September 30,
	2025	2024	2023
B2B	1,297,933	1,083,721	887,957
DTC	794,797	716,687	598,664
Other	4,699	4,282	5,290
Revenue	2,097,429	1,804,690	1,491,911

Our B2B and DTC channels generate revenue across each of our reportable segments, with B2B revenue being more prominent in each segment. The distribution between B2B and DTC revenue in our reportable segments approximates the distribution of the consolidation group.

For details on assets related to contracts with customers refer to Note 12 – Trade and other receivables. Trade receivables as shown in the consolidated statements of financial position relate to the sale of products and other revenue.

The balance of contract liabilities as of each year end is fully recognized as revenue within the next fiscal year.